Expenses by Nature - Summary of Employee Benefit Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Employee Benefit Expenses [Line Items]
Salaries and wages	€ 20,663	€ 20,416	€ 19,447
Employee benefits expenses	116,517	119,249	130,414
Cost of sales [member]
Disclosure Of Employee Benefit Expenses [Line Items]
Salaries and wages	47,739	49,968	58,913
Social security contributions	16,113	14,825	17,788
Employees’ leaving entitlement	3,353	4,611	4,598
Other costs	2,622	3,458	5,053
Employee benefits expenses	69,827	72,862	86,352
Selling expenses [member]
Disclosure Of Employee Benefit Expenses [Line Items]
Salaries and wages	20,558	20,641	19,218
Social security contributions	3,756	3,716	3,507
Employees’ leaving entitlement	494	604	513
Other costs	1,219	1,010	1,377
Employee benefits expenses	26,027	25,971	24,615
Administrative expenses [member]
Disclosure Of Employee Benefit Expenses [Line Items]
Salaries and wages	14,871	15,376	14,345
Social security contributions	3,404	3,007	3,026
Employees’ leaving entitlement	637	643	657
Other costs	1,751	1,390	1,419
Employee benefits expenses	€ 20,663	€ 20,416	€ 19,447